November 20, 2009


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

         Re: Claymore Securities Defined Portfolios, Series 637 File No. 333-162176

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "Registration Statement") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on November 19, 2009.

CLAYMORE SECURITIES, INC.

BY: /S/ KEVIN ROBINSON
------------------------
Senior Managing Director,
General Counsel and Secretary